Material Accounting Policies - Intangibles, Impairment, Benefits, Selling, Taxes, Share-Based Payments Arrangements (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) age		Dec. 31, 2024 MXN ($) agreement age	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of significant accounting policies [line items]
Intangible assets renewable term	10 years		10 years
Impairment of long-lived assets	$ 134	[1]	$ 2,801	$ 1,248	$ 833
Number of years of service for retirement benefits	10 years		10 years
Benefit payment, number of days wages	12 days		12 days
Years of service for seniority retirement benefits	15 years		15 years
Distribution costs | $			$ 39,035	$ 34,615	$ 30,721
Income tax rate	30.00%		30.00%	30.00%	30.00%
Percentage of share options granted in share based payment arrangement	33.00%		33.00%
Share based payment arrangement, vesting period	3 years		3 years
Current contract liabilities | $			$ 418	$ 267
Long-term alcohol licenses
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	12 years		12 years
Bottom of range
Disclosure of significant accounting policies [line items]
Revenue, payment terms			0 days
Bottom of range | Customer relationships
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	6 years		6 years
Bottom of range | Information technology and management system costs
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years		3 years
Top of range
Disclosure of significant accounting policies [line items]
Revenue, payment terms			90 days
Top of range | Customer relationships
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	25 years		25 years
Top of range | Information technology and management system costs
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years		10 years
Mexico
Disclosure of significant accounting policies [line items]
Number of bottling agreements			4
Minimum age for retirement benefits | age	60		60
Income tax rate	30.00%		30.00%	30.00%	30.00%
Brazil
Disclosure of significant accounting policies [line items]
Number of bottling agreements			1
Income tax rate	34.00%		34.00%	34.00%	34.00%
Guatemala
Disclosure of significant accounting policies [line items]
Number of bottling agreements			3
Number of bottling agreements, after renewal			2
Income tax rate	25.00%		25.00%	25.00%	25.00%
Guatemala | Bottom of range
Disclosure of significant accounting policies [line items]
Number of bottling agreements			1
Argentina
Disclosure of significant accounting policies [line items]
Number of bottling agreements			1
Income tax rate	35.00%		35.00%	35.00%	35.00%
Colombia
Disclosure of significant accounting policies [line items]
Number of bottling agreements			1
Income tax rate	35.00%		35.00%	35.00%	35.00%
Panama
Disclosure of significant accounting policies [line items]
Income tax rate	25.00%		25.00%	25.00%	25.00%
Panama | Bottom of range
Disclosure of significant accounting policies [line items]
Number of bottling agreements			1
Costa Rica
Disclosure of significant accounting policies [line items]
Number of bottling agreements			1
Income tax rate	30.00%		30.00%	30.00%	30.00%
Nicaragua
Disclosure of significant accounting policies [line items]
Number of bottling agreements			1
Income tax rate	30.00%		30.00%	30.00%	30.00%
Uruguay
Disclosure of significant accounting policies [line items]
Number of bottling agreements			1
Income tax rate	25.00%		25.00%	25.00%	25.00%
Venezuela
Disclosure of significant accounting policies [line items]
Number of bottling agreements			1

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4